Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS Variable Products Trust
Prospectus Date	rr_ProspectusDate	May 01, 2013
RS Large Cap Alpha VIP Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Information RS Large Cap Alpha VIP Series
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Series
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. Please refer to the prospectus for the variable annuity contract or variable life insurance policy for information regarding fees and expenses relating to the contract or policy.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Series assets as a percentage of average daily net assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 63% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Series with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated, whether or not you redeem at the end of such periods. The Example also assumes that your investment earns a 5% return each year and that the Series’ operating expenses remain the same as shown above. The Example does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If it did, the costs would be higher than those shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series normally invests at least 80% of its net assets in companies considered by the Series’ investment team (at the time of purchase) to be large-capitalization companies. The Series’ investment team considers a company to be large-capitalization if its market capitalization is between $5 billion and the market capitalization of the largest company included in the Russell 1000® Index on the last day of the most recent quarter (currently, approximately $415.7 billion, based on the size of the largest company in the Index on March 31, 2013). The Series’ investment team currently expects that the Series typically will hold between 35 and 45 securities positions.

In evaluating investments for the Series, the Series’ investment team conducts fundamental research to identify companies with improving returns on invested capital. The investment team’s research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company’s capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Series’ investment team seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The investment team seeks to invest in companies based on the investment team’s assessment of risk (the possibility of permanent capital impairment) and its assessment of reward (the future value of the enterprise).

The Series may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.

		The Series will typically invest principally in equity securities. The Series may at times, but will not necessarily, invest a substantial portion of its assets in securities of companies that the investment team considers to be principally engaged in natural resources industries. Companies in natural resources industries include companies that the Series’ investment team considers to be principally engaged in the discovery, development, production, or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services. The Series typically invests most of its assets in securities of U.S. companies but may also invest any portion of its assets in foreign securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money by investing in the Series. The Series may not achieve its investment objective. The principal risks of investing in the Series, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Investment Style Risk
A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Overweighting Risk
Overweighting investments in an industry or group of industries relative to the Series’ primary benchmark increases the risk that the Series will underperform its primary benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Series to a greater extent than its primary benchmark.

Underweighting Risk
If the Series underweights its investment in an industry or group of industries relative to the Series’ primary benchmark, the Series will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Series’ primary benchmark.

Foreign Securities Risk
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Series buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Series.

Cash Position Risk
To the extent that the Series holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Series to meet its objective may be limited.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Series to sell a security at an advantageous time or price. In addition, the Series by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Series to dispose of the position at an advantageous time or price.

Natural Resources Investment Risk
Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. Investments in interests in oil, gas or mineral exploration or development programs, including pipelines, may be held through master limited partnerships (“MLPs”), which are generally subject to many of the risks that apply to partnerships and may also be subject to certain tax risks.

Limited Portfolio Risk
To the extent the Series invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Series’ value more than if the Series invested in a larger number of issuers.

Mid-sized Companies Risk
		Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Series.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Series Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table on the next page provide some indication of the risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual returns for 1, 5, and 10 years and since inception compare with those of two broad measures of market performance. The returns in the bar chart and the table do not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If they did, the returns would be lower than those shown. The Series’ past performance is not an indication of future performance. Updated performance information for the Series is available at http://www.guardianlife.com/ProductPortfolio/InvestmentRetirementProducts/Annuities/VariableAnnuities/PricesandPerformance/index.htm.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table on the next page provide some indication of the risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual returns for 1, 5, and 10 years and since inception compare with those of two broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.guardianlife.com/ProductPortfolio/InvestmentRetirementProducts/Annuities/VariableAnnuities/PricesandPerformance/index.htm
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series’ past performance is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class I Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart and the table do not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Third Quarter 2009 17.35% Worst Quarter Third Quarter 2011 -20.96%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
RS Large Cap Alpha VIP Series | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
1 Year	rr_ExpenseExampleYear01	56
3 Years	rr_ExpenseExampleYear03	176
5 Years	rr_ExpenseExampleYear05	307
10 Years	rr_ExpenseExampleYear10	689
1 Year	rr_ExpenseExampleNoRedemptionYear01	56
3 Years	rr_ExpenseExampleNoRedemptionYear03	176
5 Years	rr_ExpenseExampleNoRedemptionYear05	307
10 Years	rr_ExpenseExampleNoRedemptionYear10	689
2003	rr_AnnualReturn2003	21.45%
2004	rr_AnnualReturn2004	6.00%
2005	rr_AnnualReturn2005	4.30%
2006	rr_AnnualReturn2006	17.26%
2007	rr_AnnualReturn2007	15.19%
2008	rr_AnnualReturn2008	(29.62%)
2009	rr_AnnualReturn2009	25.09%
2010	rr_AnnualReturn2010	17.05%
2011	rr_AnnualReturn2011	(9.22%)
2012	rr_AnnualReturn2012	16.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.96%)
1 Year	rr_AverageAnnualReturnYear01	16.52%
5 Years	rr_AverageAnnualReturnYear05	1.74%
10 Years	rr_AverageAnnualReturnYear10	7.05%
Since Inception	rr_AverageAnnualReturnSinceInception	10.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 13, 1983
RS Large Cap Alpha VIP Series | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.51%
5 Years	rr_AverageAnnualReturnYear05	0.59%
10 Years	rr_AverageAnnualReturnYear10	7.38%
Since Inception	rr_AverageAnnualReturnSinceInception	11.11%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 1983
RS Large Cap Alpha VIP Series | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Since Inception	rr_AverageAnnualReturnSinceInception	10.54%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 1983

[1]	Since inception returns for the Russell 1000® Value Index and S&P 500® Index shown in the table are since March 31, 1983, the month end prior to the inception of Class I shares.